Retirement Plans and Postretirement Costs (Tables)	12 Months Ended
Jun. 28, 2015
Compensation And Retirement Disclosure [Abstract]
Amounts Included in Accumulated Other Comprehensive Loss, Net of Tax

Amounts included in accumulated other comprehensive loss, net of tax, at June 28, 2015, which have not yet been recognized in net periodic benefit cost were as follows (thousands of dollars):

	Pension and SERP	Postretirement
Prior service cost (credit)	$21	$(1,715)
Net actuarial loss	17,160	3,171
	$17,181	$1,456

Amounts Included in Accumulated Other Comprehensive Loss Expected to be Recognized, Net of Tax

Prior service cost (credit) and unrecognized net actuarial losses included in accumulated other comprehensive loss at June 28, 2015 which are expected to be recognized in net periodic benefit cost in fiscal 2016, net of tax, for the pension, SERP and postretirement plans are as follows (thousands of dollars):

	Pension and SERP	Postretirement
Prior service cost (credit)	$7	$(481)
Net actuarial loss	1,539	388
	$1,546	$(93)

Summary of Pension Supplemental Executive Retirement Plan and Postretirement Plans Income and Expense

The following tables summarize the pension, SERP and postretirement plans’ income and expense, funded status and actuarial assumptions for the years indicated (thousands of dollars). We use a June 30 measurement date for our pension and postretirement plans.

	Pension and SERP Benefits			Postretirement Benefits
	Years Ended			Years Ended
	June 28, 2015	June 29, 2014	June 30, 2013	June 28, 2015	June 29, 2014	June 30, 2013
COMPONENTS OF NET PERIODIC BENEFIT COST:
Service cost	$64	$217	$216	$14	$15	$15
Interest cost	4,173	4,407	4,447	114	157	181
Expected return on plan assets	(6,174)	(6,442)	(6,126)	—	—	—
Amortization of prior service cost (credit)	11	12	12	(764)	(764)	(764)
Amortization of unrecognized net loss	2,775	2,665	4,453	693	847	898
Settlement loss	—	—	2,144	—	—	—
Net periodic benefit cost	$849	$859	$5,146	$57	$255	$330

	Pension and SERP Benefits		Postretirement Benefits
	2015	2014	2015	2014
WEIGHTED-AVERAGE ASSUMPTIONS
Benefit Obligations:
Discount rate	4.53%	4.39%	4.53%	4.39%
Rate of compensation increases - SERP	3.0%	3.0%	n/a	n/a
Net Periodic Benefit Cost:
Discount rate	4.39%	5.02%	4.39%	5.02%
Expected return on plan assets	6.5%	7.5%	n/a	n/a
Rate of compensation increases - SERP	3.0%	3.0%	n/a	n/a
CHANGE IN PROJECTED BENEFIT OBLIGATION:
Benefit obligation at beginning of year	$97,445	$89,915	$2,929	$3,540
Service cost	64	217	14	15
Interest cost	4,173	4,407	114	157
Plan Amendments	-	(3)	—	—
Actuarial (gain) loss	2,118	7,030	(189)	(112)
Benefits paid	(4,471)	(4,121)	(689)	(671)
Benefit obligation at end of year	$99,329	$97,445	$2,179	$2,929
CHANGE IN PLAN ASSETS:
Fair value of plan assets at beginning of year	$104,340	$90,434	$—	$—
Actual return on plan assets	2,450	14,021	—	—
Employer contribution	3,153	4,006	689	671
Benefits paid	(4,471)	(4,121)	(689)	(671)
Fair value of plan assets at end of year	$105,472	$104,340	$—	$—
Funded status – prepaid (accrued) benefit obligations	$6,143	$6,895	$(2,179)	$(2,929)
AMOUNTS RECOGNIZED IN CONSOLIDATED BALANCE SHEETS:
Other long-term assets	$7,733	$8,768	$—	$—
Accrued payroll and benefits (current liabilities)	(259)	(254)	(522)	(706)
Accrued benefit obligations (long-term liabilities)	(1,331)	(1,619)	(1,657)	(2,223)
Net amount recognized	$6,143	$6,895	$(2,179)	$(2,929)
CHANGES IN PLAN ASSETS AND BENEFIT OBLIGATIONS RECOGNIZED IN OTHER COMPREHENSIVE INCOME:
Net periodic benefit cost	$849	$859	$57	$255
Net actuarial (gain) loss	5,843	(550)	(189)	(112)
Prior service cost	—	(3)	—	—
Amortization of prior service (cost) credits	(11)	(12)	764	764
Amortization of unrecognized net loss	(2,775)	(2,665)	(693)	(847)
Total recognized in other comprehensive loss (income), before tax	3,057	(3,230)	(118)	(195)
Total recognized in net periodic benefit cost and other comprehensive loss (income), before tax	$3,906	$(2,371)	$(61)	$60

The Accumulated Benefit Obligations and Projected Benefit Obligations for the Pension and SERP

The following table summarizes the accumulated benefit obligations and projected benefit obligations for the pension and SERP (thousands of dollars):

	Pension		SERP
	June 28, 2015	June 29, 2014	June 28, 2015	June 29, 2014
Accumulated benefit obligation	$97,739	$95,573	$1,245	$1,422
Projected benefit obligation	$97,739	$95,573	$1,590	$1,872

Significant Effect of Health Care Trend on the Postretirement Benefit

The health care cost trend assumption has a significant effect on the postretirement benefit amounts reported. A 1% change in the health care cost trend rates would have the following effects (thousands of dollars):

	1% Increase	1% Decrease
Effect on total of service and interest cost components in fiscal 2015	$2	$(2)
Effect on postretirement benefit obligation as of June 28, 2015	$24	$(24)

Schedule of Asset Allocations of Pension Plan

The pension plan weighted-average asset allocations by asset category were as follows for 2015 and 2014:

	Target Allocation	June 28, 2015	June 29, 2014
Equity investments	35%	35%	43%
Fixed-income Investments	30	26	26
Cash	35	39	26
Other	—	—	5
Total	100%	100%	100%

The following is a summary, by asset category, of the fair value of pension plan assets at the June 30, 2015 and June 30, 2014 measurement dates (thousands of dollars):

	June 30, 2015				June 30, 2014
Asset Category	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$—	$41,241	$—	$41,241	$—	$27,736	$—	$27,736
Equity Securities/Funds:
Small Cap	—	—	—	—	—	—	—	—
Mid Cap	10,766	—	—	10,766	10,866	—	—	10,866
Large Cap	17,965	—	—	17,965	21,920	—	—	21,920
International	8,483	—	—	8,483	11,728	—	—	11,728
Fixed Income Bond Funds/Bonds	5,041	21,925	—	26,966	4,884	21,771	—	26,655
Hedge Funds	—	—	51	51	—	—	5,435	5,435
Total	$42,255	$63,166	$51	$105,472	$49,398	$49,507	$5,435	$104,340

Changes in Level 3 Investments for the Pension Plan Assets

The following table summarizes the changes in Level 3 investments for the pension plan assets (thousands of dollars):

			Realized and
	Fair Value	Net Purchases	Unrealized	Fair Value
	June 30, 2014	and Sales	Gain, net	June 30, 2015
Hedge Funds	$5,435	$(5,557)	$173	$51

Expected Future Benefit Payments

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid during the fiscal years noted below (thousands of dollars):

	Pension and SERP Benefits	Postretirement Benefits
2016	$5,033	$522
2017	$5,042	$432
2018	$5,292	$361
2019	$5,540	$277
2020	$5,857	$202
2021-2025	$31,164	$514

Schedule of 401(k) Plan Contribution	Our contributions to the 401(k) Plan were as follows (thousands of dollars):
	2015	2014	2013
Company Contributions	$1,729	$1,605	$1,464